Income Tax - Schedule of Income / (Loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income/(Loss) Before Income Taxes [Abstract]
Domestic			$ (11,463,123)	$ (14,921,678)	$ (17,924,310)	$ (16,672,162)
Foreign			4,007,903	(2,306,128)	(1,226,887)	(4,206,130)
Total	$ (1,870,905)	$ (3,245,483)	$ (7,455,220)	$ (17,227,806)	$ (19,151,197)	$ (20,878,292)